CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS) (USD $) In Thousands, unless otherwise specified	3 Months Ended									6 Months Ended		12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenue:
Subscriber-related revenue	$ 3,289,376			$ 3,307,003						$ 6,508,322	$ 6,502,669	$ 12,959,025	$ 12,538,950	$ 11,537,703
Equipment sales and other revenue	22,567			16,021						44,180	31,914	64,547	59,607	97,856
Equipment sales, services and other revenue - EchoStar	5,678			8,803						12,345	17,834	36,474	37,180	27,559
Total revenue	3,317,621	3,256,824	3,250,805	3,331,827	3,220,590	3,204,789	3,206,371	3,167,915	3,056,662	6,564,847	6,552,417	13,060,046	12,635,737	11,663,118
Costs and Expenses (exclusive of depreciation shown separately below -Note 6):
Subscriber-related expenses	1,827,204			1,727,091						3,591,639	3,419,399	6,841,760	6,675,095	6,359,138
Satellite and transmission expenses
EchoStar	106,635			115,466						215,756	224,352	441,613	418,286	319,752
Other	9,611			9,692						20,185	19,770	39,341	39,776	33,477
Cost of sales - equipment, services and other	19,680			18,192						42,628	40,264	79,563	76,295	121,238
Subscriber acquisition costs:
Cost of sales - subscriber promotion subsidies - EchoStar	51,580			62,868						133,854	117,294	249,440	175,777	188,793
Other subscriber promotion subsidies	234,828			211,927						461,217	438,749	925,015	1,104,652	1,071,655
Subscriber acquisition advertising	118,293			67,669						207,349	141,027	329,021	372,563	279,067
Total subscriber acquisition costs	404,701			342,464						802,420	697,070	1,503,476	1,652,992	1,539,515
General and administrative expenses - EchoStar	12,273			12,532						22,701	24,472	45,188	47,429	45,356
General and administrative expenses	155,841			137,816						316,577	285,676	570,699	573,495	554,754
Litigation expense (Note 11)				23,727							(316,949)	(316,949)	225,456	361,024
Depreciation and amortization (Note 6)	279,438			234,138						476,733	462,264	904,955	983,360	939,714
Total costs and expenses	2,815,383			2,621,118						5,488,639	4,856,318	10,109,646	10,692,184	10,273,968
Operating income (loss)	502,238	622,091	632,210	710,709	985,390	503,932	455,386	526,410	457,825	1,076,208	1,696,099	2,950,400	1,943,553	1,389,150
Other Income (Expense):
Interest income	4,250			2,734						5,942	6,374	13,209	13,744	13,985
Interest expense, net of amounts capitalized	(148,830)			(141,205)						(283,116)	(261,178)	(552,036)	(470,890)	(407,413)
Other, net	(797)			(1,069)						1,908	11,499	10,957	581	(19,129)
Total other income (expense)	(145,377)			(139,540)						(275,266)	(243,305)	(527,870)	(456,565)	(412,557)
Income (loss) before income taxes	356,861			571,169						800,942	1,452,794	2,422,530	1,486,988	976,593
Income tax (provision) benefit, net (Note 8)	(134,951)			(221,877)						(301,542)	(554,628)	(896,847)	(538,312)	(372,938)
Net income (loss)	221,910	330,516	297,001	349,292	548,874	242,628	232,293	255,530	218,225	499,400	898,166	1,525,683	948,676	603,655
Comprehensive Income (Loss):
Unrealized holding gains (losses) on available-for-sale securities, net of tax	(1,879)			(1,895)						2,856	504	(5,215)	(68)	12,625
Comprehensive income (loss)	$ 220,031			$ 347,397						$ 502,256	$ 898,670	$ 1,520,468	$ 948,608	$ 616,280